Write-Downs of Long-Lived Assets (Impairment Losses Write-Downs of Long-Lived Assets) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 3,916	¥ 5,840	¥ 5,391
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	2,215	2,353	0
Property, Plant and Equipment, Other Types | Aircraft
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 1,156	¥ 2,338
Property, Plant and Equipment, Other Types | Golf Courses
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount				¥ 7,737

[1]	For the "Others", the number of properties are omitted. Write-downs of long-lived assets for fiscal 2015 include write-downs of ¥7,737 million of golf courses. Write-downs of long-lived assets for fiscal 2016 include write-downs of ¥2,338 million of aircraft. Write-downs of long-lived assets for fiscal 2017 include write-downs of ¥1,156 million of aircraft.